Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Financial income and expenses [Abstract]
Financial income and expenses - Financial income and expenses [Text Block]

Philips Group

Financial income and expenses

in millions of EUR

	2021	2022	2023
Interest income	18	25	46
Interest income from loans and receivables	7	7	13
Interest income from cash and cash equivalents	11	18	33
Dividend income from financial assets	2	3	2
Net gains from disposal of financial assets	-	-	-
Net change in fair value of financial assets through profit or loss	95	9
Other financial income	33	20	15
Financial income	149	58	63
Interest expense	(159)	(235)	(277)
Interest expense on debt and borrowings	(126)	(200)	(229)
Finance charges under lease contract	(25)	(25)	(27)
Interest expense on pensions	(8)	(10)	(21)
Provision-related accretion expenses	(5)	(9)	(29)
Net foreign exchange gains (losses)	-	9	(23)
Net change in fair value of financial assets through profit or loss			(26)
Other financial expenses	(24)	(24)	(21)
Financial expenses	(188)	(258)	(376)
Financial income and expenses, net	(39)	(200)	(314)